Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Current Assets [Abstract]
Other Current Assets
	December 31,	December 31,
	2014	2013

	U.S. Dollars

Due from Government institutions	1,013	424
Prepaid expenses	584	454
Advances to suppliers	361	290
Deposits for operating leases	113	69
Other	311	676

	2,382	1,913